Fair Value of Financial Instruments and Derivative Instruments, Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Derivative [Line Items]
Derivative assets / Non-current Assets	$ 234	$ 0
Derivative Liability / Non-current	1,514	0
Derivative liabilities / Current liabilities	0	121
Not Designated as Hedging Instrument
Derivative [Line Items]
Total Derivative Assets	234	121
Total Derivative Liabilities	1,514	0
Not Designated as Hedging Instrument | Bunker Fuel Contracts
Derivative [Line Items]
Derivative assets / Non-current Assets	234	0
Derivative assets / Current assets	0	121
Derivative Liability / Non-current	0	0
Derivative liabilities / Current liabilities	0	0
Not Designated as Hedging Instrument | Interest Rate Contracts
Derivative [Line Items]
Derivative assets / Non-current Assets	0	0
Derivative Liability / Non-current	$ 1,514	$ 0